John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.4%		$258,334,463
(Cost $202,614,453)
Canada 0.5%		1,306,525
Xenon Pharmaceuticals, Inc. (A)	35,388	1,306,525
China 1.5%		4,072,158
Tencent Holdings, Ltd.	88,600	4,072,158
Denmark 2.5%		6,739,054
Novo Nordisk A/S, B Shares	41,792	6,739,054
France 7.8%		20,621,298
EssilorLuxottica SA	13,309	2,677,454
Hermes International	2,411	5,336,205
L’Oreal SA	10,652	4,954,369
Schneider Electric SE	42,906	7,653,270
Germany 2.4%		6,430,475
Siemens AG	37,728	6,430,475
Indonesia 1.0%		2,570,658
Bank Rakyat Indonesia Persero Tbk PT	6,866,000	2,570,658
Ireland 2.5%		6,670,603
Allegion PLC	57,082	6,670,603
Netherlands 5.4%		14,272,889
ASML Holding NV	10,311	7,385,483
NXP Semiconductors NV	30,888	6,887,406
Singapore 0.9%		2,453,299
DBS Group Holdings, Ltd.	95,100	2,453,299
Sweden 1.1%		3,018,714
Hexagon AB, B Shares	311,342	3,018,714
Switzerland 6.0%		15,775,699
Cie Financiere Richemont SA, A Shares	16,476	2,653,178
Garmin, Ltd.	27,271	2,887,726
Givaudan SA	1,544	5,211,730
Sika AG	16,139	5,023,065
Taiwan 2.1%		5,471,196
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	55,181	5,471,196
United Kingdom 2.2%		5,758,682
Ferguson PLC	35,631	5,758,682
United States 61.5%		163,173,213
89bio, Inc. (A)	83,411	1,321,230
Adobe, Inc. (A)	9,900	5,407,083
Applied Materials, Inc.	20,605	3,123,512
ASGN, Inc. (A)	24,356	1,858,850
Boston Scientific Corp. (A)	132,460	6,868,051
Cytokinetics, Inc. (A)	35,776	1,193,130
Fidelity National Financial, Inc.	101,085	3,959,499
Fidelity National Information Services, Inc.	61,535	3,715,483
Fortinet, Inc. (A)	52,648	4,091,803
IDEX Corp.	25,040	5,654,282
IDEXX Laboratories, Inc. (A)	11,003	6,103,694
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Intuit, Inc.	11,366	$5,815,982
KLA Corp.	13,864	7,125,403
Korn Ferry	32,502	1,712,205
Marriott International, Inc., Class A	29,144	5,881,551
Microsoft Corp.	24,057	8,081,227
NextEra Energy, Inc.	94,683	6,940,264
NVIDIA Corp.	7,836	3,661,684
ON Semiconductor Corp. (A)	30,401	3,275,708
Pool Corp.	7,445	2,864,389
Quest Diagnostics, Inc.	35,942	4,859,718
Republic Services, Inc.	44,112	6,665,764
Roper Technologies, Inc.	14,146	6,974,685
Salesforce, Inc. (A)	22,495	5,061,600
Synopsys, Inc. (A)	14,443	6,525,347
The Toro Company	55,997	5,692,095
Thermo Fisher Scientific, Inc.	18,377	10,082,725
TopBuild Corp. (A)	18,224	4,992,100
UnitedHealth Group, Inc.	19,355	9,800,791
Visa, Inc., Class A	46,877	11,144,071
Zebra Technologies Corp., Class A (A)	8,830	2,719,287

Total investments (Cost $202,614,453) 97.4%	$258,334,463
Other assets and liabilities, net 2.6%	6,780,207
Total net assets 100.0%	$265,114,670

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Information technology	31.9%
Health care	19.2%
Industrials	18.1%
Consumer discretionary	9.3%
Financials	9.0%
Materials	3.9%
Utilities	2.6%
Consumer staples	1.9%
Communication services	1.5%
Other assets and liabilities, net	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$1,306,525	$1,306,525	—	—
China	4,072,158	—	$4,072,158	—
Denmark	6,739,054	—	6,739,054	—
France	20,621,298	—	20,621,298	—
Germany	6,430,475	—	6,430,475	—
Indonesia	2,570,658	—	2,570,658	—
Ireland	6,670,603	6,670,603	—	—
Netherlands	14,272,889	6,887,406	7,385,483	—
Singapore	2,453,299	—	2,453,299	—
Sweden	3,018,714	—	3,018,714	—
Switzerland	15,775,699	2,887,726	12,887,973	—
Taiwan	5,471,196	5,471,196	—	—
United Kingdom	5,758,682	5,758,682	—	—
United States	163,173,213	163,173,213	—	—
Total investments in securities	$258,334,463	$192,155,351	$66,179,112	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$5,947,700	$(5,946,459)	$(1,241)	—	$625	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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